Fair Value Measurements - Narrative (Details) - Measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative assets	$ 2	$ 1
Derivative liabilities	5	3
Contingent consideration		4
Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity investments	$ 6	$ 6